Share Capital and Share Premium	12 Months Ended
Jun. 30, 2024
Share Capital and Share Premium [Abstract]
Share capital and share premium

Note 15. Share capital and share premium

As of June 30, 2024, the share capital stock and share premium amounts to $69,548,091. The following table sets forth details of the balances as of June 30, 2024 and 2023:

	Number of shares	Shares issued amount	Shares to be issued amount	Treasury Shares	Share Premium	Cost of own shares held
Balance as of June 30, 2022	31,000,000	310,000	—	—	7,290,000	—
Issue of share capital (Moolec Science shares)	1,500,000	15,000	—	—	8,105,000	—
Issue of share capital (SAFE shares)	262,260	2,623	—	—	3,170,723	—
Issue of share capital (LightJump shares)	3,363,810	33,639	—	—	39,610,630	—
Issue of share capital (Backstop shares)	1,201,656	12,017	—	—	7,999,023	—
Issue of share capital	3,519	36	—	—	10,647	—
From business acquisition	—	—	641	—	217,275	—
Equity settled share-based payment	232,523	2,326	2,427	—	593,684	—
Balance as of June 30, 2023	37,563,768	375,641	3,068	—	66,996,982	—
Settlement with shareholders (addition of treasury shares)	(123,166)	—	—	(1,232)	—	(303,768)
Issue of share capital	1,000,000	10,000	—	—	2,162,400	—
Balance as of June 30, 2024	38,440,602	385,641	3,068	(1,232)	69,159,382	(303,768)

Share Purchase Agreement

In April 2023, the Company entered into a Share Purchase Agreement with Nomura Securities International, Inc (“Nomura”). The Agreement provides for a committed equity financing facility under which the Company has the option, but not the obligation, to sell up to the equivalent of $50 million in aggregate gross purchase price of its ordinary shares to Nomura over a 36-month period, subject to the terms of the Agreement. The Company intends to use the proceeds from any future sales of securities under the financing facility, if it is utilized, for general corporate purposes.

Sales of ordinary shares to Nomura, and the timing of any such sales, will be determined by the Company from time to time in its sole discretion and will depend on a variety of factors, including, among other things, market conditions, the trading price of the ordinary shares and determinations by the Company regarding the use of proceeds from any sale.

On June 2023, 3,600 shares (equivalent to $10,647) were issued under the Share Purchase Agreement. As of June 30, 2023 only those shares were issued under such Share Purchase Agreement.

On April 23, 2024 the Company issued 1,000,000 shares (equivalent to $ 2,162,400) under the Share Purchase Agreement with Nomura.

Settlement with shareholders (addition of treasury shares)

On December 30, 2022 (the Date of Closing of the Business Combination Agreement or “BCA”) it was signed the “Agreement on Funds Flow”, by which the Sponsor agreed to place 255,000 of its shares in an “Escrow Account” for 12 months after the closing of the BCA, in order to fulfill potential claims that could arise during the 12-month period following the BCA. The 12-month period was then extended for an extra 3-month period.

On December 27, 2023 it was signed an Agreement by which it was agreed that only 143,319 shares will remain to be held in escrow and, once the customary and mandatory steps that Continental Stock Transfer & Trust (or the “Transfer Agent”) need to perform are completed, 103,166 shares should be transferred from the escrow account to Moolec Science’s (transferred that occurred and shares were recognized as Treasury shares). The Transfer Agent was also instructed to release 20,153 shares that were returned to the Sponsor. Such movements took place on February 26, 2024.

Lastly, on April 10, 2024 the Transfer Agent was instructed to transfer from the escrow account to Moolec Science the 20,000 remaining shares (recognized as Treasury shares)